Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of revenue from contracts with customers	The Group’s sources of revenue are:

Figures in million – SA rand	2025	2024	2023
Primary mining:
Gold mining activities	27,930	24,077	23,327
PGM mining activities[1]	65,568	59,682	66,275
Nickel refining activities	518	2,784	3,024
Secondary mining:
Zinc retreatment operation[2]	4,763	4,220	2,580
Gold tailings retreatment	9,129	7,068	5,816
Recycling:
Pennsylvania site and North Carolina site recycling activities	13,129	6,306	—
Columbus site recycling activities	7,218	7,574	13,318
Other:
Stream[1]	1,299	581	509
Total revenue from contracts with customers	129,554	112,292	114,849
Adjustments relating to sales of PGM concentrate provisional pricing[3]	214	74	(836)
Adjustments relating to Zinc operation provisional pricing[3]	(91)	(237)	(329)
Total revenue	129,677	112,129	113,684
1The difference between revenue from PGM mining activities presented above and total revenue from PGM mining activities presented on the segment report relates to the separate disclosure of revenue from the gold and palladium streaming arrangement with Wheaton Precious Metals International
(Wheaton International) (Wheaton Stream) and the gold and platinum streaming arrangement with Franco-Nevada (Franco-Nevada stream) in the above.
Revenue relating to the Wheaton Stream and Franco-Nevada stream is incorporated in the Group corporate segment as described in the segment report
(see note 2)
2The difference between revenue from the zinc retreatment operation presented above and total revenue from zinc retreatment operation presented on the segment report relates to the separate disclosure of revenue related to adjustments on the provisional pricing on zinc sales
3These adjustments relate to provisional pricing arrangements resulting from subsequent changes to the amount of revenue recognised
Revenue per geographical region of the relevant operations:

Figures in million – SA rand	2025	2024	2023
Southern Africa (SA)	97,942	82,402	84,736
United States (US)	26,545	22,960	23,673
Europe (EU)	518	2,784	3,024
Australia (AUS)	4,672	3,983	2,251
Total revenue	129,677	112,129	113,684

Schedule of revenue generated by product	Revenue generated per product:

Figures in million – SA rand	2025	2024	2023
Gold	47,691	37,138	30,257
PGMs	68,945	59,547	71,090
Platinum	25,829	20,573	19,775
Palladium	19,114	19,919	25,271
Rhodium	17,973	14,747	21,991
Iridium	3,781	2,824	2,883
Ruthenium	2,248	1,484	1,170
Chrome	4,824	6,069	5,165
Nickel	1,332	3,626	4,334
Zinc	4,326	3,765	2,126
Silver	2,146	1,008	152
Other[1]	413	976	560
Total revenue	129,677	112,129	113,684
1Other primarily includes revenue from cobalt and copper sales

Disclosure of major customers	The table below illustrates the Group's major customers for the year ended:

Figures in million – SA rand	2025			2024			2023
	Customers			Customers			Customers
Operating segments	A	B	C	A	B	C	A	B	C
US PGM, SA PGM and Pennsylvania site recycling and North Carolina site recycling	26,335	—	—	24,719	—	—	—	—	—
US PGM and SA PGM	—	13,088	—	—	12,332	—	28,764	13,804	—
SA gold	—	—	14,950	—	—	12,183	—	—	14,405